TO THE SHAREHOLDERS

For the third quarter ended September 30, 1995, Scout Stock Fund's total return (price change and reinvested distributions) was 2.44% compared to the unmanaged Standard & Poor's 500 index of larger companies which earned 7.95% for the same period. For calendar year to date, Scout Stock Fund earned 16.09% versus the S&P 500's return of 29.77%.
At September 30, the Fund's average annual compounded total returns for one, five and ten years were 15.67%, 13.46% and 12.02%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.
Fund performance for the third quarter lagged in comparison with the first half of the year as the Fund was positioned more conservatively in a market which is overvalued by most historic standards. Despite the market's rapid advance in the first six months of 1995, momentum continued to be fueled by new money flowing into mutual funds and other security investments. Large capitalization stocks overall remained extremely expensive, and sectors such as technology have had a strong drive in the market this year.

With this in mind, Scout Stock Fund has reduced its position in the technology sector and rotated into the utility and the consumer sectors.
We feel this, in addition to our large cash position, should protect the Fund against a possible severe market correction in this over valued market and provide reserves for better stock buying opportunities as they become available.

Top 10 Equity Holdings
				      Market        Percent
				       Value        of Total
AT&T Corp.                       $    1,709,500       1.71%
Dun & Bradstreet Corp.                1,620,500       1.62%
Weyerhaeuser Co.                      1,596,875       1.60%
Entergy Corp.                         1,567,500       1.57%
Pacific Telesis Group                 1,537,500       1.54%
ALZA Corp.                            1,495,000       1.50%
Grainger (W.W.), Inc.                 1,449,000       1.45%
Snap-On, Inc.                         1,444,000       1.45%
SCANA Corp.                           1,440,000       1.44%
Stride Rite Corp.                     1,421,875       1.42%
Top 10 Equity Holdings Total:      $ 15,281,750      15.30%

Note: All market values based on 9/30/95 statement of assets.

Throughout third quarter, Scout Stock Fund took profits by liquidating over valued stocks such as Chubb Corp. (insurance), Monsanto Co. (chemicals), Upjohn Co. and Eli Lilly & Co. (pharmaceuticals). In this unstable market, we feel it is important that we adhere to our value-oriented investment style and continue to seek investments in only low-volatility stocks that meet Scout Stock Fund's investment standards. As better stock buying opportunities become available, Scout Stock will deploy its cash reserves.

We appreciate your continued interest in Scout Stock Fund as part of your overall financial plan.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other
federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1995
							    Market
   Shares            Company                                Value
COMMON STOCKS _ 67.95%
BASIC MATERIALS _  6.37%
  68,000  Brush Wellman, Inc.                            $  1,258,000
   5,000  Carpenter Technology Corp.                          195,625
  30,000  Cyprus Amax Minerals Co.                            843,750
   4,000  duPont (E.I.) deNemours & Co.                       275,000
   7,500  Ecolab, Inc.                                        207,188
  30,000  Engelhard Corp.                                     761,250
  10,000  International Paper Co.                             420,000
  40,000  Nalco Chemical Co.                                1,365,000
  22,000  Rohm & Haas Co.                                   1,328,250
  35,000  Weyerhaeuser Co.                                  1,596,875
  60,000  Worthington Industries, Inc.                      1,102,500
							    9,353,438
CAPITAL GOODS _ 4.82%
   1,050  Briggs & Stratton Corp.                              42,263
 100,000  Calgon Carbon Corp.                               1,175,000
  36,000  Cooper Industries, Inc.                           1,269,000
  10,000  Deere & Co.                                         813,750
   2,500  Emerson Electric Co.                                178,750
   7,500  Fluor Corp.                                         420,000
  30,000  Giddings & Lewis, Inc.                              523,125
  24,000  Grainger (W.W.), Inc.                             1,449,000
  25,000  Hillenbrand Industry, Inc.                          700,000
  15,000  TRINOVA Corp.                                       506,250
							    7,077,138
CONSUMER CYCLICAL _  14.83%
  48,000  Bassett Furniture Industries, Inc.                1,206,000
  30,000  Block (H&R), Inc.                                 1,140,000
  75,000  Brinker International, Inc.                       1,115,625
  50,000  Brown Group, Inc.                                   918,750
  40,000  Dillard Department Stores, Inc. Cl. A             1,275,000
   7,500  Donnelley (R.R.) & Sons                             292,500
  28,000  Dun & Bradstreet Corp.                            1,620,500
  22,000  Gannett Co.                                       1,201,750
  25,000  General Motors Corp.                              1,171,875
  30,000  Genuine Parts Co.                                 1,203,750
  10,000  Knight-Ridder, Inc.                                 586,250
  50,000  Limited (The), Inc.                                 950,000
  20,000  Mallinckrodt Group, Inc.                            792,500
  46,150  Masco Corp.                                       1,269,125
  25,000  May Department Stores Co.                         1,093,750
  10,000  Mercantile Stores Co., Inc.                         450,000
  15,000  Penney (J.C.) Co., Inc.                             744,375
  12,000  Service Corp. International                         469,500
  38,000  Snap-On, Inc.                                     1,444,000
 125,000  Stride Rite Corp.                                 1,421,875
  50,000  TJX Companies, Inc.                                 593,750
  30,000  Toys "R" Us, Inc.                                   810,000
							   21,770,875
CONSUMER STAPLES _  8.13%
  65,000  ALZA Corp.                                        1,495,000
  10,000  American Home Products Corp.                        848,750
  88,750  Archer-Daniels-Midland Co.                        1,364,531
  15,000  Bard (C.R.), Inc.                                   457,500
   7,500  Baxter International, Inc.                          308,437
  70,000  Bob Evans Farms, Inc.                             1,347,500
  16,000  Bristol-Myers Squibb Co.                          1,166,000
  40,000  Community Psychiatric Centers                       470,000
  25,000  Corning, Inc.                                       715,625
  10,000  Eastman Kodak Co.                                   592,500
  70,000  Lance, Inc.                                       1,277,500
  10,000  Merck & Co., Inc.                                   560,000
   5,000  Pioneer Hi-Bred International, Inc.                 230,000
  40,000  Rubbermaid, Inc.                                  1,105,000
							   11,938,343
ENERGY _  8.09%
  16,000  Amoco Corp.                                       1,026,000
  10,000  Atlantic Richfield Co.                            1,073,750
  65,000  Baker Hughes, Inc.                                1,324,375
  50,000  Dresser Industries, Inc.                          1,193,750
  15,000  Halliburton Co.                                     626,250
  20,000  Kerr-McGee Corp.                                  1,110,000
  25,000  Louisiana Land & Exploration                        890,625
  50,825  Mitchell Energy & Development Corp. Cl. A           914,850
  35,000  Phillips Petroleum Co.                            1,137,500
  14,000  Schlumberger, Ltd.                                  913,500
   7,500  Texaco, Inc.                                        484,688
  60,000  USX-Marathon Group                                1,185,000
							   11,880,288
FINANCIAL _ 2.71%
  20,000  Aon Corp.                                           817,500
   4,000  CIGNA Corp.                                         416,500
  20,000  Liberty Corp. S.C.                                  650,000
  30,000  NBD Bancorp, Inc.                                 1,147,500
   3,000  Unicom Corp.                                         90,750
  20,000  Wachovia Corp.                                      862,500
							    3,984,750
TECHNOLOGY _  6.64%
  60,000  ADT, Ltd.                                           825,000
   6,300  AMP, Inc.                                           242,550
  25,000  Apple Computer, Inc.                                931,250
  25,000  Digital Equipment Corp.                           1,140,625
  14,000  International Business Machines Corp.             1,321,250
  10,000  Motorola, Inc.                                      763,750
  40,000  Novell, Inc.                                        730,000
  38,000  Perkin-Elmer Corp.                                1,353,750
  35,000  Sensormatic Electronics Corp.                       805,000
  85,000  Tandem Computers, Inc.                            1,041,250
  25,000  Telxon Corp.                                        596,875
							    9,751,300
TRANSPORTATION & SERVICES _ 3.74%
  20,000  Consolidated Freightways, Inc.                      495,000
   7,500  CSX Corp.                                           630,937
  10,000  Norfolk Southern Corp.                              747,500
  25,000  Roadway Services, Inc.                            1,243,750
  20,000  Southwest Airlines Co.                              505,000
  20,000  Union Pacific Corp.                               1,325,000
  40,000  Yellow Corp.                                        550,000
							    5,497,187
UTILITIES _  12.62%
  26,000  AT&T Corp.                                        1,709,500
  20,000  Bell Atlantic Corp.                               1,227,500
   5,000  BellSouth Corp.                                     365,625
  25,000  Central & South West Corp.                          637,500
  50,000  Comsat Corp.                                      1,125,000
  35,000  Dominion Resources                                1,316,875
  60,000  Entergy Corp.                                     1,567,500
  15,000  Florida Progress Corp.                              485,625
  10,000  FPL Group, Inc.                                     408,750
  27,000  MAPCO, Inc.                                       1,390,500
  75,000  Niagara Mohawk Power Corp.                          984,375
  50,000  Pacific Telesis Group                             1,537,500
  40,000  Panhandle Eastern Corp.                           1,090,000
  60,000  SCANA Corp.                                       1,440,000
   7,500  Sprint Corp.                                        262,500
  40,000  Texas Utilities Co.                               1,395,000
  30,000  Union Electric Co.                                1,121,250
  10,000  U.S. West, Inc.                                     471,250
							   18,536,250
TOTAL COMMON STOCKS _ 67.95%                               99,789,569
CONVERTIBLE PREFERRED STOCK _ 0.64%
  25,000  Unisys Corp.,
	   ($3.75 Cm. Cv. A Pfd.)                            937,500

  Face                                                      Market
  Amount           Description                              Value
CONVERTIBLE CORPORATE BONDS _ 2.16%
$ 1,000,000  Browning-Ferris Industries, Inc.,
	       Cv. Sub. Deb., 6.25%,
	       due August 15, 2012                           997,500
    300,000  Computervision Corp.,
	       Cv. Sub. Deb., 8.00%,
	       due December 1, 2009                          220,500
  1,000,000  Masco Corp., Cv. Sub. Deb.,
	       5.25%, due February 15, 2012                  907,500
  1,200,000  WMX Technologies Inc.,
	       Cv. Sub. Notes,
	       2.00%, due January 24, 2005                 1,047,000
TOTAL CONVERTIBLE
CORPORATE BONDS _  2.16%                                   3,172,500
SHORT-TERM CORPORATE NOTES _ 21.05%
  2,000,000  Abbott Laboratories,
	       5.68%, due October 5, 1995                  1,998,107
  1,000,000  American Greetings Corp.,
	       5.73%, due October 25, 1995                   995,862
  1,000,000  AT&T Corp.,
	       5.69%, due October 11, 1995                   998,103
  1,000,000  Amoco Corp.,
	       5.70%, due October 31, 1995                   994,933
  1,000,000  Anheuser-Busch Cos., Inc.,
	       5.67%, due October 5, 1995                    999,055
  1,000,000  Aon Corp.,
	       5.70%, due November 21, 1995                  991,608
  1,000,000  Bell Atlantic Financial Services, Inc.,
	       5.70%, due October 23, 1995                   996,200
  1,000,000  Chevron Corp.,
	       5.72%, due October 26, 1995                   995,710
  1,000,000  duPont (E.I.) deNemours & Co.,
	       5.70%, due October 4, 1995                    999,208
  1,000,000  GTE North, Inc.,
	       5.75%, due October 13, 1995                   997,764
  1,000,000  General Mills, Inc.,
	       5.70%, due October 3, 1995                    999,367
  1,000,000  Gillette Co.,
	       5.69%, due November 3, 1995                   994,468
  1,000,000  Heinz (H.J.) Co.,
	       5.70%, due October 24, 1995                   996,042
  1,000,000  IBM Corp.,
	       5.69%, due October 27, 1995                   995,575
  1,000,000  Knight Rider,
	       5.77%, due November 3, 1995                   994,390
  1,000,000  Laclede Gas & Co.,
	       5.75%, due October 10, 1995                   998,243
  1,000,000  Marsh & McClennan Cos., Inc.,
	       5.73%, due October 10, 1995                   998,249
  1,000,000  Motorola, Inc.,
	       5.68%, due October 24, 1995                   996,056
  1,000,000  PepsiCo, Inc.,
	       5.69%, due October 11, 1995                   998,103
  1,000,000  Pfizer, Inc.,
	       5.68%, due October 20, 1995                   996,687
  1,000,000  Philip Morris Cos.,
	       5.68%, due November 10, 1995                  993,374
  1,000,000  Proctor & Gamble Co.,
	       5.63%, due November 14, 1995                  992,806
  1,000,000  Progress Capital Holdings, Inc.,
	       5.73%, due October 17, 1995                   997,135
  1,000,000  Raytheon Co.,
	       5.73%, due October 10, 1995                   998,249
  1,000,000  Snap-On Tools Corp.,
	       5.71%, due October 12, 1995                   997,938
  1,000,000  Texaco, Inc.,
	       5.75%, due October 6, 1995                    998,882
  1,000,000  Toys "R" Us, Inc.,
	       5.70%, due October 10, 1995                   998,258
SHORT-TERM CORPORATE NOTES (Continued)
  1,000,000  U.S. West Communications, Inc.,
	       5.70%, due October 17, 1995                   997,150
  1,000,000  Wal-Mart Stores, Inc.,
	       5.70%, due May 1, 1995                        997,783
  1,000,000  Xerox Credit Corp.,
	       5.70%, due October 25, 1995                   995,883
TOTAL SHORT-TERM
CORPORATE NOTES _  21.05%                                 30,901,188
GOVERNMENT SPONSORED ENTERPRISES _  7.08%
  1,000,000  Federal Farm Credit Banks
	       Discount Notes, 5.63%,
	       due November 9, 1995                          993,588
  1,500,000  Federal Home Loan Banks
	       Discount Notes, 5.55%,
	       due November 2, 1995                        1,478,725
  1,000,000  Federal Home Loan Banks
	       Discount Notes, 5.56%,
	       due November 8, 1995                          993,822
  1,000,000  Federal Home Loan Mortgage
	       Corp. Discount Notes, 5.83%,
	       due October 2, 1995                           978,461
  1,000,000  Federal Home Loan Mortgage
	       Corp. Discount Notes, 5.62%,
	       due October 16, 1995                          997,346
  1,000,000  Federal National Mortgage
	       Assn. Discount Notes, 5.55%,
	       due November 13, 1995                         993,063
  1,000,000  Federal National Mortgage
	       Assn. Discount Notes, 5.57%,
	       due November 13, 1995                         993,038
  1,000,000  Federal National Mortgage
	       Assn. Discount Notes, 5.55%,
	       due December 15, 1995                         988,129
  2,000,000  Federal National Mortgage
	       Assn. Discount Notes, 5.57%,
	       due December 27, 1995                       1,972,459
TOTAL GOVERNMENT SPONSORED
ENTERPRISES _ 7.08%                                       10,388,631
REPURCHASE AGREEMENT _ 0.83%
  1,215,000  Northern Trust Co.,
	       6.00%, due October 2, 1995
	       (Collateralized by U.S.
	       Treasury Notes, 4.00%,
	       due January 31, 1996)                      1,215,000

TOTAL INVESTMENTS _ 99.71%                           $  146,404,388

Other assets less liabilities _ 0.29%                       422,205

TOTAL NET ASSETS _ 100.00%
	(equivalent to $16.76 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
	8,759,420 shares outstanding)                $  146,826,593



BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1995, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.